Property, plant and equipment, Consolidated (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Non-current assets [Abstract]
Property, plant and equipment	$ 273,255	$ 247,562
Land [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,794	1,836
Land [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,794	1,836
Buildings [Member]
Non-current assets [Abstract]
Property, plant and equipment	87,068	13,082
Buildings [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	89,282	13,768
Buildings [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(2,214)	(686)
Plant and Equipment [Member]
Non-current assets [Abstract]
Property, plant and equipment	3,357	3,200
Plant and Equipment [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	3,859	3,564
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(502)	(364)
Mining Hardware [Member]
Non-current assets [Abstract]
Property, plant and equipment	137,648	163,147
Mining Hardware [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	233,992	171,120
Mining Hardware [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(24,678)	(7,973)
Mining Hardware [Member] | Impairment [Member]
Non-current assets [Abstract]
Property, plant and equipment	(71,666)	0
Development assets [Member]
Non-current assets [Abstract]
Property, plant and equipment	43,388	66,297
Development assets [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	44,074	66,297
Development assets [Member] | Impairment [Member]
Non-current assets [Abstract]
Property, plant and equipment	$ (686)	$ 0